ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of common shares
The following table details the common shares of the Company as of:

	June 30, 2023	December 31, 2022

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 3,321,916 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135